Earnings (Loss) Per Common Share Applicable to Common Shareholders of MUFG (Reconciliations of Net Income and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,266,933	¥ 1,325,869	¥ 381,798
Effect of dilutive instruments:
Restricted stock units and performance-based stock units—Morgan Stanley	(6,151)	(3,283)	(3,816)
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group for diluted computation	¥ 1,260,782	¥ 1,322,586	¥ 377,982
Shares (Denominator):
Weighted average common shares outstanding (in shares)	11,654,295	11,978,725	12,317,723
Effect of dilutive instruments:
Stock acquisition rights under the Stock Option Plan and the common shares of MUFG under the Board Incentive Plan and the Employee Stock Ownership Plan (in shares)	555	1,876	1,132
Weighted average common shares for diluted computation (in shares)	11,654,850	11,980,601	12,318,855
Basic earnings per common share:
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	¥ 108.71	¥ 110.69	¥ 31.00
Diluted earnings per common share:
Earnings (loss) applicable to common shareholders of Mitsubishi UFJ Financial Group (in JPY per share)	¥ 108.18	¥ 110.39	¥ 30.68